Leases - Summary of detailed information about lease assets and liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 35,832,194	$ 46,406,338	$ 55,083,744
Lease liabilities	(59,387,390)	(48,182,059)
Real Estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 35,832,194	$ 46,406,338